INCOME TAX	12 Months Ended
Dec. 31, 2025
INCOME TAX
INCOME TAX

22   INCOME TAX

GDS Holdings was registered as a Hong Kong SAR tax resident in 2021 and subject to the Hong Kong SAR Profits Tax rate of 16.5% since 2022.

One PRC entity is entitled to PRC Corporate Income Tax (“CIT”) rate of 15% in those years that being recognized as “High and New Technology Enterprise” as long as the relevant requirements are satisfied. Certain PRC entity satisfying the criteria of “Small and Micro Businesses” enjoy lower income tax rates. All the other PRC subsidiaries and consolidated VIEs of the Company are subject to CIT rate of 25%.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries and VIEs for the years from 2020 to 2025 are open to examination by the PRC tax authorities.

The Company’s Hong Kong SAR subsidiaries are subject to the Hong Kong SAR Profits Tax rate of 16.5%. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2 million of assessable profits earned will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one entity in the group to benefit from the progressive rates.

The Company’s Singapore subsidiaries are subject to the Singapore CIT rate of 17%.

The Company’s Macau SAR subsidiaries are subject to the Macau SAR CIT rate of 12%.

The Organization for Economic Cooperation and Development (the “OECD”), the European Union and other jurisdictions (including jurisdictions in which we have operations or presence) have committed to enacting substantial changes to numerous long-standing tax principles impacting how large multinational enterprises are taxed. In particular, the OECD’s Pillar Two initiative introduced a 15% global minimum tax applied on a jurisdiction-by-jurisdiction basis and for which many jurisdictions have enacted local legislations starting January 1, 2024. Pillar Two legislations do not have a material impact on the Company’s consolidated financial statements. The Company will monitor the regulatory developments and continue to evaluate the impact, if any.

The continuing operating results before income tax, the provision for income taxes of continuing operations and income tax paid by tax jurisdictions for the years ended December 31, 2023, 2024 and 2025 are as follows:

	Years ended December 31,
	2023	2024	2025
(Loss) income from continuing operations before income taxes:
PRC	(3,093,763)	189,790	(449,280)
Hong Kong SAR	(817,453)	(778,173)	1,148,795
Other jurisdictions	(30,378)	(26,476)	13,636
Total (loss) income from continuing operations before income taxes	(3,941,594)	(614,859)	713,151

Current tax expenses:
PRC	279,646	337,629	566,618
Hong Kong SAR	708	—	363
Total current tax expenses	280,354	337,629	566,981

Deferred tax benefits:
PRC	(295,931)	(181,576)	(97,264)
Total deferred tax benefits	(295,931)	(181,576)	(97,264)

Total income taxes (benefits) expenses	(15,577)	156,053	469,717

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2(dd), the reconciliation of the differences between the PRC statutory income tax rate and the Company’s effective income tax rate for the year ended December 31, 2025 is as follows:

	Year ended December 31, 2025
	Amount	Percent
Income tax expense at PRC enterprise income tax rate	178,288	25.0%
Effect of preferential tax rate	(1,036)	(0.1)%
Non-deductible expenses	15,572	2.2%
Effect of tax benefit related to the outside basis differences for investments in subsidiaries (Note i)	(148,800)	(20.9)%
Change in valuation allowance	412,018	57.8%
Expiration of unused net operating losses	66,706	9.3%
PRC withholding tax	238,633	33.5%
Others	(1,419)	(0.2)%
Non-PRC tax effects
Hong Kong SAR
- Tax differential for entities in non-PRC jurisdiction	(8,499)	(1.2)%
- Non-taxable income related to disposal of PRC subsidiaries	(448,132)	(62.8)%
- Non-deductible expenses	185,931	26.1%
- Change in valuation allowance	(16,410)	(2.3)%
- Others	274	0.0%
Other jurisdictions	(3,409)	(0.5)%

Income tax expense	469,717	65.9%

Note i:

Effect of tax benefit relating to the outside basis differences for investments in subsidiaries during the year ended December 31, 2025 mainly arises from the deconsolidation of the project companies in ABS and C-REIT arrangements.

The reconciliation of the differences between the PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2023 and 2024 prior to the adoption of ASU 2023-09 are as follows:

	Years ended December 31,
	2023	2024
PRC enterprise income tax rate	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	(0.2)%	(0.9)%
Tax differential for entities in non-PRC jurisdiction	(0.3)%	(1.1)%
Preferential tax rate	0.2%	0.8%
Tax effect of current year permanent differences	(0.1)%	(0.8)%
Expiration of unused net operating losses	(1.2)%	(7.2)%
Non-taxable income and non-deductible expenses	(5.3)%	(29.1)%
Change in valuation allowance	(18.9)%	(12.5)%
Return to provision adjustment	1.2%	0.4%
	0.4%	(25.4)%

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2(dd), cash paid for income taxes, net of refunds, during the year ended December 31, 2025 is as follows:

Year ended December 31, 2025
Income taxes paid:
PRC	561,920
Total income taxes paid	561,920

The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
Deferred tax assets:
Allowance for credit losses	8,183	12,883
Impairment of long-lived assets	651,752	954,531
Government subsidy	7,062	7,760
Accrued expenses	108,303	92,603
Asset retirement obligation	27,422	28,985
Operating lease liabilities	342,036	321,475
Finance lease and other financing obligations	1,423,607	1,339,708
Net operating losses carry forwards	1,281,372	1,259,651
Consideration receivables from the ABS	—	106,217
Other non-current assets	38,472	37,183
Other non-current liabilities	6,271	—

Total gross deferred tax assets	3,894,480	4,160,996
Valuation allowance on deferred tax assets	(1,926,197)	(2,316,257)

Deferred tax assets, net of valuation allowance	1,968,283	1,844,739

Deferred tax liabilities:
Accounts receivable	(16,481)	(1,689)
Property and equipment	(1,616,276)	(1,486,386)
Intangible assets	(128,563)	(78,005)
Prepaid land use rights	(1,411)	(1,371)
Operating lease right-of-use assets	(1,047,918)	(995,343)
Long-term investments in equity investees	—	(21,111)
Other current assets	(17,091)	(14,041)

Total deferred tax liabilities	(2,827,740)	(2,597,946)

Net deferred tax liabilities	(859,457)	(753,207)

Analysis as:
Deferred tax assets	381,274	391,219
Deferred tax liabilities	(1,240,731)	(1,144,426)

Net deferred tax liabilities	(859,457)	(753,207)

The following table presents the movement of the valuation allowance for the deferred tax assets:

	Years ended December 31,
	2023	2024	2025
Balance at the beginning of the year	1,104,859	1,849,408	1,926,197
Increase during the year	744,549	76,789	390,060

Balance at the end of the year	1,849,408	1,926,197	2,316,257

As of December 31, 2025, the Company’s net deferred tax assets and valuation allowance were RMB391,219 and RMB2,316,257, respectively. The deferred tax assets for net operating losses carry forwards and related valuation allowance were RMB1,259,651 and RMB967,677, respectively as of December 31, 2025. This valuation allowance was related to the deferred tax assets of certain subsidiaries and consolidated VIEs of the Company. These entities were in a cumulative loss position with net operating losses carry forwards which are subject to expiration.

The net operating losses carry forwards of the Company’s PRC subsidiaries and consolidated VIEs amounted to RMB4,898,179 as of December 31, 2025, of which RMB737,821, RMB940,179, RMB903,478, RMB1,176,956, RMB1,080,484, nil, RMB17,205, RMB14,809 and RMB27,247 will expire if unused by December 31, 2026, 2027, 2028, 2029, 2030, 2031, 2032, 2033 and 2034, respectively.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The 2008 Enterprise Income Tax Law (the “EIT Law”) includes a provision specifying that legal entities organized outside the PRC are considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that GDS Holdings and its subsidiaries registered outside the PRC are deemed resident enterprises, GDS Holdings and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purposes, dividends paid to it from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized any deferred tax liability for the undistributed earnings of the PRC-resident enterprise as of December 31, 2024 and 2025, as the Company plans to permanently reinvest these earnings in the PRC. Each of the PRC subsidiaries does not have a plan to pay dividends in the foreseeable future and intends to retain any future earnings for use in the operation and expansion of its business in the PRC. As of December 31, 2025, the total amount of undistributed earnings from the PRC subsidiaries and the VIEs for which no withholding tax has been accrued and the unrecognized deferred tax liabilities were RMB3,204,134 and RMB536,511, respectively.